Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
The number of dilutive shares excluded from calculation of basic earnings per share resulting from the anti-dilutive effect for stock options	0	0